Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans ( 73.9% )
a
Value
Alabama (1.1%)
Church Loan # 200030770
$ 410,519 4.000%, 12/1/2039
b
$ 438,039
Total 438,039
Arizona (2.0%)
Church Loan # 200030450
289,996 3.875%, 3/15/2032
b
289,300
Church Loan # 200030680
508,204 3.950%, 11/1/2034
b
537,570
Total 826,870
Arkansas (3.6%)
Church Loan # 200031540
668,823 3.200%, 12/15/2029
b
702,416
Church Loan # 200031780
754,413 3.650%, 6/1/2041
b
763,053
Total 1,465,469
California (10.7%)
Church Loan # 200030700
546,214 3.750%, 6/15/2045
b
539,646
Church Loan # 200030850
409,741 4.550%, 11/15/2033
b
451,782
Church Loan # 200031050
458,956 4.650%, 11/15/2038
b
508,452
Church Loan # 200031180
1,181,134 5.050%, 1/1/2044
b
1,181,284
Church Loan # 200031270
702,439 4.400%, 5/15/2045
b
681,959
Church Loan # 200031710
949,000 3.600%, 2/1/2041
b
918,259
Total 4,281,382
Colorado (2.7%)
Church Loan # 200031580
477,999 4.350%, 7/15/2039
b
519,886
Church Loan # 200031750
576,477 2.850%, 1/15/2036
b
567,374
Total 1,087,260
District Of Columbia (0.6%)
Church Loan # 200031460
212,443 4.750%, 6/1/2034
b
231,428
Total 231,428
Florida (2.1%)
Church Loan # 200031470
443,069 4.950%, 7/15/2039
b
490,630
Church Loan # 200031670
383,565 3.700%, 1/15/2036
b
368,470
Total 859,100
Illinois (3.6%)
Church Loan # 200031070
626,342 4.500%, 11/15/2043
b
690,743
Church Loan # 200031210
573,018 3.950%, 2/15/2040
b
608,547
Church Loan # 200031211
161,685 3.200%, 2/15/2035
b
167,787
Total 1,467,077
Principal
Amount Church Loans (73.9%)
a
Value
Indiana (1.6%)
Church Loan # 200031420
$ 665,778 3.500%, 5/15/2040
b
$ 661,296
Total 661,296
Kansas (0.7%)
Church Loan # 200031590
297,826 3.800%, 8/15/2045
b
297,775
Total 297,775
Kentucky (0.8%)
Church Loan # 200030120
307,243 4.600%, 8/1/2034
b
333,692
Total 333,692
Maryland (2.5%)
Church Loan # 200030760
1,001,859 4.300%, 1/1/2044
b
1,002,307
Total 1,002,307
Massachusetts (0.7%)
Church Loan # 200031490
267,023 4.300%, 6/1/2035
b
271,391
Total 271,391
Minnesota (8.1%)
Church Loan # 200030790
603,113 3.800%, 11/15/2039
b
638,794
Church Loan # 200031020
107,878 3.800%, 1/1/2035
b
115,184
Church Loan # 200031120
217,170 4.570%, 11/15/2032
b
239,988
Church Loan # 200031121
219,020 4.440%, 11/15/2032
b
240,498
Church Loan # 200031122
218,411 4.180%, 11/15/2032
b
230,426
Church Loan # 200031290
212,943 5.000%, 1/15/2031
b
233,544
Church Loan # 200031300
193,266 3.800%, 3/1/2030
b
201,380
Church Loan # 200031520
266,861 3.400%, 7/1/2035
b
268,056
Church Loan # 200031560
354,732 4.150%, 8/15/2039
b
380,016
Church Loan # 200031770
678,833 3.450%, 6/15/2041
b
694,965
Total 3,242,851
Mississippi (0.7%)
Church Loan # 200031400
248,039 4.900%, 3/15/2034
b
270,194
Total 270,194
Missouri (1.3%)
Church Loan # 200031480
505,534 3.875%, 5/15/2040
b
504,338
Total 504,338
New Jersey (0.7%)
Church Loan # 200030590
257,439 4.550%, 10/15/2034
b
271,791
Total 271,791

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Church Loans (73.9%)
a
Value
New York (2.6%)
Church Loan # 200018200
$ 64,052 4.950%, 6/15/2029
b
$ 67,817
Church Loan # 200031200
567,556 3.300%, 9/15/2044
b
566,337
Church Loan # 200031350
369,815 4.850%, 5/15/2039
b
411,661
Total 1,045,815
North Carolina (0.7%)
Church Loan # 200031320
282,413 4.200%, 3/15/2040
b
288,313
Total 288,313
Ohio (0.3%)
Church Loan # 200031030
110,014 5.300%, 11/15/2033
b
117,978
Total 117,978
Oregon (1.0%)
Church Loan # 200031370
369,871 5.100%, 4/15/2039
b
412,617
Total 412,617
Pennsylvania (0.3%)
Church Loan # 200031390
121,956 3.400%, 3/1/2030
b
126,699
Total 126,699
South Dakota (2.9%)
Church Loan # 200030780
555,090 2.990%, 4/1/2031
b
576,260
Church Loan # 200030920
574,895 3.125%, 1/1/2035
b
598,607
Total 1,174,867
Tennessee (1.7%)
Church Loan # 200031360
358,260 4.750%, 3/15/2037
b
399,660
Church Loan # 200031610
295,318 4.500%, 12/1/2040
b
279,930
Total 679,590
Texas (13.4%)
Church Loan # 200030080
370,102 4.550%, 7/1/2039
b
394,043
Church Loan # 200030110
645,729 4.350%, 9/15/2039
b
684,430
Church Loan # 200030830
411,001 4.125%, 11/1/2044
b
413,571
Church Loan # 200031140
409,427 5.250%, 12/15/2033
b
452,863
Church Loan # 200031170
670,348 3.550%, 2/1/2035
b
709,984
Church Loan # 200031330
197,971 4.950%, 3/15/2044
b
214,144
Church Loan # 200031331
198,210 5.125%, 3/15/2044
b
219,579
Church Loan # 200031380
324,506 4.000%, 10/1/2040
b
306,476
Church Loan # 200031600
306,137 3.700%, 11/1/2035
b
297,622
Principal
Amount Church Loans (73.9%)
a
Value
Texas (13.4%) - continued
Church Loan # 200031700
$ 465,084 3.750%, 1/1/2036
b
$ 447,360
Church Loan # 200031740
367,285 3.800%, 1/1/2031
b
361,621
Church Loan # 200031821
900,000 3.450%, 6/15/2041
b
909,843
Total 5,411,536
Virginia (2.2%)
Church Loan # 200031090
374,341 3.400%, 1/15/2032
b
396,315
Church Loan # 200031110
270,608 3.400%, 1/15/2032
b
286,493
Church Loan # 200031650
189,672 2.550%, 12/15/2030
b
187,283
Total 870,091
Washington (1.9%)
Church Loan # 200031800
747,500 3.750%, 6/1/2036
b
757,207
Total 757,207
Wisconsin (3.4%)
Church Loan # 200030840
281,715 3.400%, 11/15/2038
b
299,100
Church Loan # 200030841
269,931 3.100%, 11/15/2038
b
281,417
Church Loan # 200030842
139,336 2.900%, 11/15/2038
b
142,405
Church Loan # 200031410
113,354 4.000%, 5/1/2030
b
116,292
Church Loan # 200031510
410,247 4.750%, 6/1/2039
b
457,694
Church Loan # 200031530
76,585 4.200%, 5/15/2026
b
79,896
Total 1,376,804
Total Church Loans
(cost $28,765,334) 29,773,777
Principal
Amount Long-Term Fixed Income ( 25.6% ) Value
Mortgage-Backed Securities (25.6%)
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
775,000 2.000%,  7/1/2036
c
799,355
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,500,000 2.500%,  7/1/2050
c
5,688,632
3,800,000 2.000%,  7/1/2051
c
3,836,813
Total 10,324,800
Total Long-Term Fixed Income
(cost $10,351,105) 10,324,800

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3
The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Church
Loan and Income Fund as discussed in the Notes to Schedule of Investments.
* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on June 30, 2021 of $141,620.
      # Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
   @ Transferred from level 3 to Level 2 because observable market data became available for the securities.
Shares Short-Term Investments ( 6.4% ) Value
Thrivent Core Short-Term Reserve
Fund
257,395 0.140%
d
$ 2,573,955
Total Short-Term Investments
(cost $2,573,527) 2,573,955
Total Investments (cost
$41,689,966) 105.9% $42,672,532
Other Assets and Liabilities, Net
(5.9%) (2,384,508)
Total Net Assets 100.0% $40,288,024
a All Mortgagees have the right to repay the loan at any
time.  The Church Loans are generally considered to be
illiquid due to the limited, if any, secondary market.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d The interest rate shown reflects the seven day yield as of the end of the period.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $1,166,592
Gross unrealized depreciation (184,026)
Net unrealized appreciation (depreciation) $982,566
Cost for federal income tax purposes $41,689,966
Fair Valuation Measurements
The following table is a summary of the inputs used as of June 30, 2021, in valuing Church Loan and Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Church Loans $29,773,777 $– $– $29,773,777
Long-Term Fixed Income
Mortgage-Backed Securities 10,324,800 – 10,324,800 –
Subtotal Investments in Securities $40,098,577 $– $10,324,800 $29,773,777
Other Investments  * Total
Affiliated Short-Term Investments 2,573,955
Subtotal Other Investments $2,573,955
Total Investments at Value $42,672,532
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investments
in Securities
Beginning
Value
3/31/2021
Realized
Gain/ (Loss)
Change in
Unrealized
Appreciation/
(Depreciation)*  Purchases
Sales /
Paydowns
Transfers
Into
Level 3
#
Transfers
Out of Level

@
Ending
Value
6/30/2021
 Church Loans 27,245,843   - 141,620   3,095,693   (709,369)  -  -  29,773,777
Total  $27,245,843  $-  $141,620  $3,095,693   ($709,369)  $-   $-   $29,773,777

Thrivent Church Loan and Income Fund
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The reporting entity's Church Loan level 3 securities’ fair value is calculated by a vendor using a market approach with a discounted cash flow model based on the established policies and procedures of the reporting entity.  Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, loan transaction spreads with a range of 0.03% to 2.66% (weighted average of 1.10%), U.S. Treasury yields, and corporate credit curve yields with a range of 0.08% to 3.28% (weighted average of 1.62%).  Loan transaction spreads and corporate credit yields were weighted by the relative fair value of the associated instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Church Loan and Income
Fund, is as follows:
Fund
Value
3/31/2021
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $2,652 $1,727 $1,805 $2,574 257 6.4%
Total Affiliated Short-Term Investments 2,652 2,574 6.4
Total Value $2,652 $2,574
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
4/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Total $– $– $–

Notes to Schedule of Investments
as of June 30, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Board has authorized the
Fund's Investment Adviser, Thrivent Asset Management, LLC
("Thrivent Asset Mgt." or the "Adviser"), to make fair valuation determinations pursuant to policies approved by the Board and is in accordance with fair valuation accounting standards.  The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund’s Board. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value per share as a practical expedient at the close of each business day.
    All church loan valuations are considered fair valuations due to the lack of observable market activity or independent market quotes.  There are no market prices available for church loans.
The Adviser has approved two methodologies for fair valuing
church loans: a Market Approach or an Income Approach.  The
Market Approach utilizes a process that takes into consideration factors including principal amount, interest rate, term, credit quality of the borrower, prepayment speeds, and credit spreads based on market transactions.  The Income Approach is utilized when it is probable that the church loan will become subject to foreclosure and takes into consideration factors including the estimated value of property securing the loan, estimated cost of disposition of the property and estimated time to dispose of the property.  The Board may use a third party vendor to execute the daily valuation methodology or the Valuation Committee
("Committee"), further described below, may make a fair valuation determination.
The Board has delegated responsibility for daily valuation
of the Fund's securities to the Adviser. The Adviser has formed a Committee that is responsible for overseeing the Fund's
valuation process in accordance with Valuation Policies and
Procedures. The Committee meets monthly and on an as-needed
basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, and other securities requiring fair valuation.
The Committee monitors significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant the use of fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or are determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with accounting principles generally accepted in the United States of America ("GAAP"), the various inputs used to determine the fair value of the Fund's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are
U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Additional information for the Fund's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Fund's most recent annual or semiannual shareholder report.